Idemnification Assets	12 Months Ended
Dec. 31, 2015
Idemnification Assets [Abstract]
Idemnification Assets

NOTE 5 –  INDEMNIFICATION ASSETS

The Company acquired the indemnifications provided by the FDIC under the loss sharing agreements from previous transactions entered into by OneWest Bank. The loss share agreements with the FDIC relates to the FDIC-assisted transactions of IndyMac Federal Bank in March 2009 (“IndyMac Transaction”), First Federal Bank of California in December 2009 (“First Federal Transaction”) and La Jolla Bank in February 2010 (“La Jolla Bank Transaction”).  Eligible losses are submitted to the FDIC for reimbursement when a qualifying loss event occurs (e.g., loan modification, charge-off of loan balance or liquidation of collateral).  Reimbursements approved by the FDIC are received usually within 60 days of submission.

In connection with the lndyMac, First Federal and La Jolla Transactions, the FDIC indemnified the Company against certain future losses.  For the IndyMac Transaction, First Federal Transaction and La Jolla Transaction the loss share agreement covering SFR mortgage loans is set to expire March 2019, December 2019 and February 2020, respectively. In addition, in connection with the IndyMac Transaction, the Company recorded an indemnification receivable for estimated reimbursements due from the FDIC for loss exposure arising from breach in origination and servicing obligations associated with covered reverse mortgage loans prior to March 2009 pursuant to the loss share agreement with the FDIC.

Below are the estimated fair value and range of value on an undiscounted basis for the indemnification assets associated with the FDIC-assisted transactions as of the acquisition date (August 3, 2015) pursuant to ASC 805, Business Combinations.

	August 3, 2015
		Range of Value
(dollars in millions)	Fair Value (1)	Low	High
IndyMac Transaction	$455.0	$–	$4,596.8
La Jolla Transaction	0.4	–	85.3
First Federal Transaction	–	–	–
	$455.4	$–	$4,682.1

(1)During the quarter ended December 31, 2015, the Company recognized a measurement period adjustment totaling $25.2 million ($24.9 million for IndyMac and $0.3 million for La Jolla) as a reduction to the Indemnification asset with an increase to the recognized goodwill from the OneWest Transaction.

As of the acquisition date, the indemnification related to the First Federal Transaction is zero as the covered losses are not projected to meet the threshold for FDIC reimbursement.  The fair value of the indemnification assets associated with the IndyMac Transaction and La Jolla Transaction totaled $455.4 million for projected credit losses covered by the loss share agreement with a potential maximum value of $4.7 billion.  The estimated maximum value (high end) represents the maximum claims eligible under the respective shared-loss agreement as of the acquisition date on an undiscounted basis with the low end representing no eligible submissions.

In addition, as of the acquisition date, the Company separately recognized a net receivable of $13.0 million (recorded in other assets) associated with the IndyMac Transaction for the claim submissions filed with the FDIC and a net payable of $17.4 million (recorded in other liabilities) for the amount due to the FDIC for previously submitted claims for commercial loans that were later recovered by investor (e.g., guarantor payments, recoveries) associated with the La Jolla Transaction.

The indemnification asset is carried on the same measurement basis as the indemnified item (i.e. mirror accounting principal), subject to management's assessment of collectability and any contractual limitations.  Accounting for the indemnification assets is discussed in detail in Note 1 – Business and Summary of Significant Accounting Policies.

Below provides the carrying value of the recognized indemnification assets and related receivable/payable balance with the FDIC associated with indemnified losses under the IndyMac and La Jolla Transactions as of December 31, 2015.

	December 31, 2015
	IndyMac	La Jolla
	Transaction	Transaction	Total
(dollars in millions)
Loan indemnification	$338.6	$0.3	$338.9
Reverse mortgage indemnification	10.3	–	10.3
Agency claims indemnification	65.6	–	65.6
Total	$414.5	$0.3	$414.8
Receivable with (Payable to) the FDIC	$18.6	$(1.9)	$16.7

IndyMac Transaction

There are three components to the Indy Mac indemnification program described below: 1. SFR Mortgages, 2. Reverse Mortgages, and 3. Certain Servicing Obligations.

Single Family Residential (SFR) Mortgage Loan Indemnification Asset

The FDIC indemnifies the Company against certain credit losses on SFR mortgage loans based on specified thresholds as follows:

Loss Threshold	FDIC Loss Percentage	CIT Loss Percentage	Comments
First Loss Tranche	0%	100%	The first $2.551 billion (First Loss Tranche) of losses based on the unpaid principal balances as of the transaction date are borne entirely by the Company without reimbursement from the FDIC.
Under Stated Threshold	80%	20%

Losses based on the unpaid principal balances as of the transaction date in excess of the First Loss Tranche but less than $3.826 billion (Stated Threshold) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.

Meets or Exceeds Stated Threshold	95%	5%

Losses based on the unpaid principal balances as of the transaction date that equal or exceed $3.826 billion (Stated Threshold) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.

Prior to the OneWest acquisition, the cumulative losses of the SFR portfolio exceeded the first loss tranche ($2.551 billion) effective December 2011 with the excess losses reimbursed 80% by the FDIC. As of December 31, 2015, the Company projects the cumulative losses will reach the final loss threshold of “meets or exceeds stated threshold” ($3.826 billion) in April 2017 at which time the excess losses will be reimbursed 95% by the FDIC. The following table summarizes the submission of qualifying losses (net of recoveries) for reimbursement from the FDIC since inception of the loss share agreement:

Submission of Qualifying Losses for Reimbursement (dollars in millions)

December 31, 2015
Unpaid principal balance	$4,372.8
Cumulative losses incurred	3,623.4
Cumulative claims	3,608.4
Cumulative reimbursement	802.6

As part of this indemnification agreement, the Company must continue to modify loans under certain U.S. government programs, or other programs approved by the FDIC. Final settlement on the remaining indemnification obligations will occur at the earlier of the sale of the portfolio or the expiration date, March 2019.

Reverse Mortgage Indemnification Asset

Under the loss share agreement, the FDIC agreed to indemnify against losses on the first $200.0 million of funds advanced post March 2009, and to fund any advances above $200.0 million. Final settlement on the remaining indemnification obligation will occur at the earlier of the sale of the portfolio, payment of the last shared-loss loan, or final payment to the purchaser in settlement of all remaining loss share obligations under the agreement, which can occur within the six month period prior to March 2019.

As of December 31, 2015, $152.4 million had been advanced on the reverse mortgage loans.  Prior to the OneWest acquisition, the cumulative loss submissions and reimbursements totaled $1.8 million from the FDIC. From August 3, 2015 (the acquisition date of OneWest Bank) through December 31, 2015, the Company was reimbursed $0.4 million from the FDIC for the cumulative losses incurred.

Indemnification from Certain Servicing Obligations

Subject to certain requirements and limitations, the FDIC agreed to indemnify the Company, among other things, for third party claims from the Agencies related to the selling representations and warranties of IndyMac as well as liabilities arising from the acts or omissions, including, without limitation, breaches of servicer obligations of IndyMac for SFR mortgage loans and reverse mortgage loans as follows:

SFR mortgage loans sold to the Agencies

•The FDIC indemnified the Company through March 2014 for third party claims made by Fannie Mae or Freddie Mac relating to any liabilities or obligations imposed on the seller of mortgage loans with respect to mortgage loans acquired by Fannie Mae or Freddie Mac from IndyMac. This indemnification was in addition to the contractual protections provided by both Fannie Mae and Freddie Mac, through the respective servicing transfer agreements executed upon the FDICs sale of such mortgage servicing rights to OneWest Bank. Under these contracts, each of the GSEs agreed to not enforce any such claims arising from breaches that would otherwise be imposed on the seller of such mortgage loans.

•The FDIC indemnified the Company through March 2014 for third party claims made by GNMA, relating to any liabilities or obligations imposed on the seller of mortgage loans with respect to mortgage loans acquired by GNMA from IndyMac.

•The FDIC indemnified the Company for third party claims from the Agencies or others arising from certain servicing errors of IndyMac commenced within two years from March 2009 or three years from March  2009 if the claim was brought by FHLB.

The FDIC indemnification for third party claims made by the Agencies for servicer obligations expired as of the acquisition date; however, for any claims, issues or matters relating to the servicing obligations that are known or identified as of the end of the expired term, the FDIC indemnification protection continues until resolution of such claims, issues or matters.

The Company had no submitted claims from acquisition date through December 31, 2015.  Prior to the OneWest acquisition, the cumulative loss submissions and reimbursements totaled $5.7 million from the FDIC to cover third party claims made by the Agencies for SFR loans.

Reverse mortgage loans sold to the Agencies

The FDIC indemnifies the Company through March 2019 for third party claims made by the Agencies relating to any liabilities or obligations imposed on the seller of HECM loans acquired by the Agencies from IndyMac resulting from servicing errors or servicing obligations prior to March 2009.

The Company had no  submitted claims from acquisition date through December 31, 2015.  Prior to the OneWest acquisition, the cumulative loss submissions totaled $11.2 million and reimbursements totaled $10.7 million from the FDIC to cover third party claims made by the Agencies for reverse mortgage loans.

First Federal Transaction

The FDIC agreed to indemnify the Company against certain losses on SFR and commercial loans based on established thresholds as follows:

Loss Threshold	FDIC Loss Percentage	CIT Loss Percentage	Comments

First Loss Tranche	0%	100%	The first $932 million (First Loss Tranche) of losses based on the unpaid principal balances as of the transaction date are borne entirely by the Company without reimbursement from the FDIC.
Under Stated Threshold	80%	20%

Losses based on the unpaid principal balances as of the transaction date in excess of the First Loss Tranche but less than $1.532 billion (Stated Threshold) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.

Meets or Exceeds Stated Threshold	95%	5%

Losses based on the unpaid principal balances as of the transaction date that equal or exceed $1.532 billion (Stated Threshold) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.

The loss thresholds apply to the covered loans collectively. As of the OneWest Transaction, the loss share agreements covering the SFR mortgage loans remain in effect (expiring in December 2019) while the agreement covering commercial loans expired (in December 2014).  However, pursuant to the terms of the shared-loss agreement, the loss recovery provisions for commercial loans extend for three years past the expiration date (December 2017).

As of December 31, 2015, the Company has not met the threshold ($932 million) to receive reimbursement for any losses incurred related to the First Federal Transaction. The following table summarizes the submission of qualifying losses for reimbursement from the FDIC since inception of the loss share agreement:

Submission of Qualifying Losses for Reimbursement (dollars in millions)

	December 31, 2015
	SFR	Commercial	Total
Unpaid principal balance (1)	$1,456.8	$–	$1,456.8
Cumulative losses incurred	408.5	9.0	417.5
Cumulative claims	407.2	9.0	416.2
Cumulative reimbursement	-	-	-

(1)Due to the expiration of the loss share agreement covering commercial loans in December 2014, the outstanding unpaid principal balance eligible for reimbursement is zero.

As reflected above, the cumulative losses incurred have not reached the First Loss Tranche ($932 million) for FDIC reimbursement and the Company does not project to reach the specified level of losses.  Accordingly,  no indemnification asset was recognized in connection with the First Federal Transaction.

Separately, as part of the loss sharing agreement, the Company is required to make a true-up payment to the FDIC in the event that losses do not exceed a specified level by December 2019.  As the Company does not project to reach the First Loss Tranche ($932 million) for FDIC reimbursement, the Company does not expect that such true-up payment will be required for the First Federal portfolio.

La Jolla Transaction

The FDIC agreed to indemnify the Company against certain losses on SFR, and commercial loans HFI based on established thresholds as follows:

	FDIC Loss	CIT Loss
Loss Threshold	Percentage	Percentage	Comments
Under Stated Threshold	80%	20%	Losses based on unpaid principal balance up to the Stated Threshold ($1.007 billion) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.
Meets or Exceeds Stated Threshold	95%	5%	Losses based on unpaid principal balance at or in excess of the Stated Threshold ($1.007 billion) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.

The loss thresholds apply to the covered loans collectively.  As of the OneWest Transaction, the loss share agreements covering the SFR mortgage loans remain in effect (expiring in February 2020) while the agreement covering commercial loans expired (in March 2015).  However, pursuant to the terms of the shared-loss agreement, the loss recovery provisions for commercial loans extend for three years past the expiration date (March 2018).

Pursuant to the loss sharing agreement, the Company’s cumulative losses since acquisition date are reimbursed by the FDIC at 80% until the stated threshold ($1.007 billion) is met.  The following table summarizes the submission of cumulative qualifying losses (net of recoveries) for reimbursement from the FDIC since inception of the loss share agreement:

Submission of Qualifying Losses for Reimbursement (dollars in millions)

	December 31, 2015
	SFR	Commercial	Total
Unpaid principal balance (1)	$89.3	$–	$89.3
Cumulative losses incurred	56.2	359.5	415.7
Cumulative claims	56.2	359.5	415.7
Cumulative reimbursement	45.0	287.6	332.6

(1)Due to the expiration of the loss share agreement covering commercial loans in March 2015, the outstanding unpaid principal balance eligible for reimbursement is zero.

As part of the loss sharing agreement, the Company is required to make a true-up payment to the FDIC in the event that losses do not exceed a specified level by the tenth anniversary of the agreement (February 2020).   The Company currently expects that such payment will be required based upon its forecasted loss estimates for the La Jolla portfolio as the actual and estimated cumulative losses of the acquired covered assets are projected to be lower than the cumulative losses. As of December 31, 2015, an obligation of $56.9 million has been recorded as a FDIC true-up liability for the contingent payment measured at estimated fair value.  Refer to Note 13—Fair Value for further discussion.